UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR/A


			FORM 13F-HR/A COVER PAGE



Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment [x]; Amendment Number: 1
This Amendment (Check only one.):
     [x] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR/A File Number: 28-____________

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	August 19, 2008
-------------------------	------------------	---------------------
      [Signature]		 [City, State]			[Date]

Report Type (Check only one.):

[x] 13F/A HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F/A NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F/A COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR/A SUMMARY PAGE


Report Summary:
Confidential information has been omitted from the public Form 13F-HR/A report. A complete list of the securities holdings of the filer, along with a Request for Confidentiality, exempting the filer from the filing requirement,has been filed separately with the Commission.

Number of Other Included Managers:	0

Form 13F-HR/A Information Table Entry Total:		4

Form 13F-HR/A Information Table Value Total: 		202,899
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR/A file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]















FORM 13F-HR/A INFORMATION TABLE


NAME OF ISSUER                  TITLE OF     CUSIP           VALUE      SH OR     SH/    PUT/  INVESTMENT   OTHER    	VOTING
                                  CLASS                   (X$1000)    PRN AMT     PRN    CALL  DISCRETION  MANAGERS	AUTHORITY

FORT DEARBORN INCOME SECS IN       COM     347200107         20,727  1,483,700       0       0    SOLE       NONE          0
RIVUS BOND FUND                    COM     769667106          4,503    268,500       0       0    SOLE       NONE          0
CORNERSTONE PROGRESSIVE RTN        COM     21925C101        146,034  9,059,765       0       0    SOLE       NONE          0
BOULDER GROWTH & INCOME FUND       COM     101507101         31,635  4,298,169       0       0    SOLE       NONE          0
